Subsequent Events (Details Narrative) (USD $)	0 Months Ended
	Dec. 26, 2014	Mar. 12, 2015	Jan. 28, 2015	Jan. 07, 2015	Dec. 31, 2014	Feb. 07, 2014	Dec. 31, 2013	Dec. 16, 2014
Sales of securities, price per unit						$ 0.155
Sale of laboratory equipment net book value					$ 20,611		$ 26,041
Sale of laboratory equipment, gross					42,053		1,033,217
Laboratory Equipment [Member]
Sale of laboratory equipment net book value								0
Sale of laboratory equipment, gross								95,000
Sale of laboratory equipment, payments	85,000
Subsequent Event [Member]
Short term loan, amount			30,000
Short term loan, interest rate			3.00%
Short term loan, principal and interest due date			Apr. 28, 2015
Sales of securities, number of units		340,000
Sales of securities, price per unit		$ 0.30
Issuance of restricted common stock, each unit consisted of one share		1,133,331
Subsequent Event [Member] | Laboratory Equipment [Member]
Sale of laboratory equipment, payments				$ 10,000
Subsequent Event [Member] | Two Class D Warrants [Member]
Warrants to purchase restricted common stock, price per share		$ 0.10
Warrant expiration date		Mar. 31, 2020
Subsequent Event [Member] | One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share		$ 0.1667
Warrant expiration date		Mar. 31, 2020
Subsequent Event [Member] | Two Class D Warrants Per Unit [Member]
Warrants to purchase restricted common stock, shares per unit		2
Subsequent Event [Member] | One Class E Warrant Per Unit [Member]
Warrants to purchase restricted common stock, shares per unit		0.75